SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

18   SEGMENT INFORMATION

The Company has organized its operations into two segments: IT Professional Education and IT-focused Supplementary STEAM Education Services, which reflects the way the Company evaluates its business performance and manages its operations by the Company’s CODM.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM doesnot review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM.

Net revenues, cost of revenues, and gross profit by segment for the years ended December 31, 2020, 2021 and 2022 were as follows.

	Year Ended December 31, 2022
	IT	IT-focused
	Professional	Supplementary STEAM
	Education	Education	Total
	RMB	RMB	RMB
Net revenues	1,068,230	1,399,844	2,468,074
Cost of revenues	(320,961)	(735,082)	(1,056,043)
Gross profit	747,269	664,762	1,412,031

	Year Ended December 31, 2021
	IT	IT-focused
	Professional	Supplementary STEAM
	Education	Education	Total
	RMB	RMB	RMB
Net revenues	1,150,247	1,236,273	2,386,520
Cost of revenues	(409,326)	(792,093)	(1,201,419)
Gross profit	740,921	444,180	1,185,101

	Year Ended December 31, 2020
	IT	IT-focused
	Professional	Supplementary STEAM
	Education	Education	Total
	RMB	RMB	RMB
Net revenues	1,136,043	761,840	1,897,883
Cost of revenues	(420,349)	(646,493)	(1,066,842)
Gross profit	715,694	115,347	831,041